Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Mar. 14, 2011
Entity Registrant Name	BMX Development Corp.
Entity Central Index Key	0001314054
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 1,618,825
Entity Common Stock, Shares Outstanding		4,914,500
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010
Description of Amendment	Filed with exhibit 101

Consolidated Balance Sheets (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 100,398	$ 106,473
Inventory	13,050
Total Current Assets	113,448	106,473
Property and Equipment
Machinery and equipment	65,000	65,000
Less: accumulated depreciation	(62,833)	(62,833)
Property and equipment - net	2,167	2,167
Total Assets	115,615	108,640
Current liabilities
Current portion of long-term debt	2,303	1,524
Accrued expenses	5,075	4,275
Customer deposit	14,700
Loan payable – related party	5,000	5,000
Total Current Liabilities	27,078	10,799
Long-Term Liabilities
Note payable - bank		2,460
Total Long-Term Liabilities		2,460
Total Liabilities	27,078	13,259
Stockholders’ Equity
Common stock, par value $0.001, 200,000,000 shares authorized, 4,914,500 shares issued and outstanding	4,915	4,915
Additional paid-in capital	263,061	252,261
Common stock warrants	15,768	15,768
Accumulated deficit	(195,207)	(177,563)
Total Stockholders’ Equity	88,537	95,381
Total Liabilities and Stockholders' Equity	$ 115,615	$ 108,640

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	4,914,500	4,914,500
Common Stock, shares outstanding	4,914,500	4,914,500

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
GROSS REVENUES	$ 1,860	$ 7,604
COST OF GOODS SOLD	1,125	4,616
GROSS PROFIT	735	2,988
OPERATING EXPENSES
Depreciation expense		6,500
Marketing expense		7,400
Rent expense	10,800	16,800
General and administrative expenses	7,050	4,999
TOTAL OPERATING EXPENSES	17,850	35,699
LOSS FROM OPERATIONS	(17,115)	(32,711)
Interest expense	(529)	(693)
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(17,644)	(33,404)
PROVISION FOR INCOME TAXES	$ 0	$ 0
NET LOSS	(17,644)	(33,404)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	4,914,500	4,912,371
NET LOSS PER SHARE: Basic and Diluted	$ 0	$ (0.01)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (17,644)	$ (33,404)
Depreciation		6,500
Fair value of rent contributed by related party	10,800	10,800
Changes in assets and liabilities:
Inventory	(13,050)
Accrued expenses	800	300
Customer deposit	14,700
CASH FLOWS USED IN OPERATING ACTIVITIES	(4,394)	(15,804)
Repayment of long-term debt	(1,681)	(1,797)
Proceeds from the issuance of common stock		37,000
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,681)	35,203
NET INCREASE (DECREASE) IN CASH	(6,075)	19,399
CASH, BEGINNING OF PERIOD	106,473	87,074
CASH, END OF PERIOD	100,398	106,473
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	229	393
Income taxes paid	0	0
Fair value of warrants issued in connection with PPM	0	15,768
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Interest paid	229	393
Income taxes paid	0	0
Fair value of warrants issued in connection with PPM	$ 0	$ 15,768

Consolidated Statement of Stockholders Equity (USD $)	Common Stock	Additional Paid in Capital	Common Stock Warrants	Accumulated Deficit	Total
Begining Balance, Shares at Dec. 31, 2008	4,896,000
Begining Balance, Amount at Dec. 31, 2008	$ 4,896	$ 220,248	$ 0	$ (144,159)	$ 80,985
Issuance of common stock for cash @ $2.00 per share, shares	18,500
Issuance of common stock for cash @ $2.00 per share, amount	19	36,981			37,000
Issuance of warrants in connection with PPM		(15,768)	15,768
Fair value of rent contributed by related party		10,800			10,800
Net loss				(33,404)	(33,404)
Ending Balance, Shares at Dec. 31, 2009	4,914,500
Ending Balance, Amount at Dec. 31, 2009	4,915	252,261	15,768	(177,563)	95,381
Fair value of rent contributed by related party		10,800			10,800
Net loss				(17,644)	(17,644)
Ending Balance, Shares at Dec. 31, 2010	4,914,500
Ending Balance, Amount at Dec. 31, 2010	$ 4,915	$ 263,061	$ 15,768	$ (195,207)	$ 88,537

Consolidated Statement of Stockholders Equity (Parenthetical) (USD $)	Dec. 31, 2008
Common Stock, price per share	$ 2

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

BMX Development Corp., FKA Biometrix International Inc., (the “Company”) is a street and off-road motorcycle servicing and repair company located in the Charlotte, North Carolina area. The Company was certified as incorporated in the State of Florida officially on January 3, 2005 although the articles of incorporation were filed on December 28, 2004. Accordingly, under Florida Statutes 607.0203, the effective date for corporate existence was December 28, 2004, within five business days of the certification thereto.

On May 30, 2007, we filed an amendment to the Articles of Incorporation with the Secretary of State of Florida to change our corporate name to BMX Development Corp. (“BMX”)

On April 27, 2007, we acquired our sole wholly-owned subsidiary, Johnson High Performance, Inc. ("JHP"). After the acquisition, we changed our corporate name to BMX Development Corp. as mentioned above and began the business for motorcycle repairs.

On April 27, 2007, the Company (legal acquirer) executed a Plan of Exchange with JHP (accounting acquirer), the sole shareholder of JHP, pursuant to which BMX issued the new 200,000 common shares to Dean A. Stewart, sole shareholder of JHP, pursuant to Regulation D under the Securities Act of 1933, as amended, in exchange for all of the common shares of JHP. As a result, JHP became the wholly-owned subsidiary of the Company.

The above mentioned stock exchange transaction has been accounted for as a reverse acquisition and recapitalization of the Company whereby JHP is deemed to be the accounting acquirer (legal acquiree) and the Company to be the accounting acquiree (legal acquirer). The accompanying consolidated financial statements are in substance those of JHP, with the assets and liabilities, and revenues and expenses, of BMX being included effective from the date of stock exchange transaction. BMX is deemed to be a continuation of the business of JHP. Accordingly, the accompanying consolidated financial statements include the following:

(1) The balance sheet consists of the net assets of the accounting acquirer at historical cost and the net assets of the accounting acquiree at historical cost;

(2) the financial position, results of operations, and cash flows of the acquirer for all periods presented as if the recapitalization had occurred at the beginning of the earliest period presented and the operations of the accounting acquiree from the date of stock exchange transaction.

Due to business worsening, a poor economic climate and sales and profits at extremely low levels, management has elected to search for acquisition candidates to enhance value to its shareholders.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a December 31 fiscal year end.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiary, Johnson High Performance, Inc. All material intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents. At December 31, 2010, the Company had  $100,398 of unrestricted cash to be used for future business operations.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash, inventory, accrued expenses, customer deposit, a note payable – bank, and an amount due to a related party. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial.

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts, the balances of which at times may exceed federally insured limits. The Company continually monitors its banking relationships and consequently has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of December 31, 2010, there have been no interest or penalties incurred on income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. Common share equivalents totaling 18,500 at December 31, 2010 and 2009 representing outstanding warrants were not included in the computation of diluted earnings per share for the years ended December 31, 2010 and 2009, as their effect would have been anti-dilutive.

Stock-Based Compensation

The Company uses the modified prospective method of accounting for stock-based compensation. Under this transition method, stock compensation expense includes compensation expense for all stock-based compensation awards granted on or after January 1, 2006, based on the estimated grant-date fair value. As of December 31, 2010, the Company has not issued any stock-based payments to its employees.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees.  In accordance with ASC Topic 505-50, these stock options and warrants issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option or warrant, whichever can be more clearly determined.  The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital. As of December 31, 2010, the Company has not issued any stock-based payments to consultants or other non-employees.

Recent Accounting Pronouncements

BMX does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flows.

Research and Development Costs

Pursuant to SFAS No. 2 (ASC 730-10), "Accounting for Research and Development Costs," it is the Company’s policy to expense research and development costs. No research and development costs have been incurred to date.

NOTE 2 - INVENTORY AND CUSTOMER DEPOSIT	12 Months Ended
Dec. 31, 2010
INVENTORY AND CUSTOMER DEPOSIT

NOTE 2 – INVENTORY AND CUSTOMER DEPOSIT

Inventory consists of a motorcycle, and is stated at the lower of cost or market. The Company has been hired to customize the motorcycle, and has received a  $14,700 deposit from the customer.

NOTE 3 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment is stated at cost. Depreciation is provided by the straight-line method over the estimated economic life of the property and equipment.

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the accounts and any gain or loss resulting from their disposal is included in the statement of operations.

The Company recognizes an impairment loss on property and equipment when evidence, such as the sum of expected future cash flows (undiscounted and without interest charges), indicates that future operations will not produce sufficient revenue to cover the related future costs, including depreciation, and when the carrying amount of the asset cannot be realized through sale. Measurement of the impairment loss is based on the fair value of the assets.

Depreciation expense was  $0 for 2010 and  $6,500 for 2009.

NOTE 4 - ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2010
ACCRUED EXPENSES	NOTE 4 – ACCRUED EXPENSES Accrued expenses consisted of the following at December 31:
	2010	2009
Professional fees	$4,000	$3,500
Interest	1,075	775
Total Accrued expenses	$5,075	$4,275

NOTE 5 - NOTE PAYABLE - BANK	12 Months Ended
Dec. 31, 2010
NOTE PAYABLE - BANK

NOTE 5 – NOTE PAYABLE - BANK

The Company has a term bank note payable bearing annual interest of 9.50% as of December of 2010, secured by equipment with a net book value of  $2,167. The original amount of the note was  $9,900 to be repaid in eighty-four monthly payments of principal and interest of  $168 with maturity in December 2011.

Principal maturities of the bank note payable as of December 31, 2010 are as follows:

Amount
2011	$2,303
Total	$2,303

NOTE 6 - RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED PARTIES TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

The company has received advances from a shareholder totaling  $5,000. The loans bear interest at 6%, are unsecured, and have no specific terms of repayment.

The Company also has an oral, month-to-month lease with an individual related to the Company’s Vice President. The lease is gratuitous and consists of approximately 1,100 square feet of space including a bay area, shop and office. The financial statements herein include the imputed fair value of the space at  $900 per month based upon comparables in the area.

NOTE 7 - STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 200,000,000 common shares at  $.001 par value per share.

During the year ended December 31, 2009, the Company issued 18,500 common shares at  $2.00 per share for proceeds of  $37,000 from the sale thereof pursuant to a private placement to unrelated third party accredited investors made under Regulation 504. The Company also issued 18,500 warrants in connection with the transaction.

The Company records the fair value of rent of its operational and headquarters provided by a related party in the amount of  $900 per month as a charge to current period rent expense and a credit to additional paid in capital.

NOTE 8 - WARRANTS	12 Months Ended
Dec. 31, 2010
WARRANTS

NOTE 8 – WARRANTS

The Company issued 18,500 stock warrants as part of the sale of common shares under a private placement to unrelated third parties in 2009. The warrants have been fair valued at  $15,768. The fair market value was calculated using the Black-Scholes options pricing model at grant date using the following assumptions. A stock price of  $2.05, exercise price of  $2.00, risk-free interest rate of 1.28%, 0% dividend yield, 60% volatility rate, and an expected life of 3 years. No warrants were issued in 2010.

NOTE 9 - INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES

NOTE 9 – INCOME TAXES

For the years ended December 31, 2010 and 2009, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is  $195,207 at December 31, 2010, and will begin to expire in the year 2024.

The provision for Federal income tax consists of the following at December 31:

	2010	2009
Federal income tax attributable to:
Current operations	$6,000	$11,357
Less: valuation allowance	(6,000)	(11,357)
Net provision for Federal income taxes	$—	$—

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2010	2009
Deferred tax asset attributable to:
Net operating loss carryover	$66,370	$60,370
Less: valuation allowance	(66,370)	(60,370)
Net deferred tax asset	$—	$—

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years.

NOTE 10 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGINCIES

The Company has an oral, month-to-month lease with an individual related to the Company’s Vice President. The lease is gratuitous and consists of approximately 1,100 square feet of space including a bay area, shop and office. The financial statements herein include the imputed fair value of the space at  $900 per month based upon comparables in the area. There is no obligation for the officer to continue this arrangement.

The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

NOTE 11 - CORRECTON OF ERRORS AND RESTATEMENTS	12 Months Ended
Dec. 31, 2010
CORRECTON OF ERRORS AND RESTATEMENTS

NOTE 11 – CORRECTION OF ERRORS AND RESTATEMENTS

The Company has restated its balance sheet and statement of operations at December 31, 2009 to correct errors in its accounting. On the balance sheet, the current portion of long-term debt was corrected and the loan payable – related party was moved from current to long-term liabilities. The fair value of common stock warrants totaling  $21,123 issued in connection with a private placement, which was previously expensed, is now shown as a reclassification of equity from additional paid in capital to common stock warrants and the fair value has been revised to  $15,768. On the statement of operations, interest expense and general and administrative expenses were corrected, and the fair value of common stock warrants previously expensed was reversed. The net effect of the adjustments was to reduce the net loss for the year by  $21,123.

The December 31, 2009 balance sheet has been restated to correct the current portion of long-term debt, long-term debt, additional paid in capital, and common stock warrants, and accumulated deficit.

The December 31, 2009 statement of operations has been restated to reflect reversal of the expense representing the fair value of the common stock warrants, and corrections to interest expense and general and administrative expenses.

The following are the before and after balances as restated for the year ended December 31, 2009:

Balance Sheet

Current Assets
Before	$106,473
After	$106,473
Property and Equipment, net
Before	$2,167
After	$2,167
Current Liabilities
Before	$10,669
After	$5,799
Long-term Liabilities
Before	$2,590
After	$7,460
Stockholders’ Equity
Before	$95,381
After	$95,381

Statement of Operations

Revenues
Before	$7,604
After	$7,604
Cost of Goods Sold
Before	$4,616
After	$4,616
Gross Profit
Before	$2,988
After	$2,988
Operating Expenses
Before	$55,204
After	$35,699
Income (Loss) from Operations
Before	$-52,216
After	$-32,711
Other Income (Expense)
Before	$-2,311
After	$-693
Net Income (Loss)
Before	$-54,527
After	$-33,404

NOTE 12 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 12, 2011, the date on which the financial statements were issued, and has determined it does not have any material subsequent events to disclose.